Financial Instrument Risk Exposure and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instrument Risk Exposure and Risk Management [Abstract]
Schedule of Contractual Cash Flow Commitments

On December 31, 2025, the Company had contractual cash flow commitments as follows:

	< 1 Year	1-3 Years	Total
Accounts payable and accrued liabilities	$2,459,902	$–	$2,459,902
Consideration payable	1,713,250	–	1,713,250
Lease liabilities	12,412	–	12,412
Office rent obligations	606,100	252,400	858,500
	$4,791,664	$252,400	$5,044,064